PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

22   PROPERTY, PLANT AND EQUIPMENT

	The Group						The Bank
	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Right-of- use asset[1] £m	Total £m	Premises £m	Equipment £m	Operating lease assets £m	Right-of- use asset[1] £m	Total £m
Cost or valuation:
At 1 January 2018	50	1,763	5,055	6,528		13,396	1,626	6,172	130		7,928
Exchange and other adjustments	–	–	–	9		9	14	(6)	4		12
Additions	–	71	516	1,754		2,341	57	452	–		509
Expenditure on investment properties (see below)	17	–	–	–		17	–	–	–		–
Disposals	(32)	(643)	(571)	(1,538)		(2,784)	(422)	(351)	(134)		(907)
Disposal of business	–	(11)	(34)	(111)		(156)	–	–	–		–
At 31 December 2018	35	1,180	4,966	6,642		12,823	1,275	6,267	–		7,542
Adjustment on adoption of IFRS 16 (note 49)	–	–	–	–	1,655	1,655	–	–	–	883	883
Balance at 1 January 2019	35	1,180	4,966	6,642	1,655	14,478	1,275	6,267	–	883	8,425
Exchange and other adjustments	–	3	4	–	–	7	21	–	–	–	21
Additions	–	118	518	1,693	183	2,512	62	484	–	114	660
Expenditure on investment properties (see below)	11	–	–	–	–	11	–	–	–	–	–
Change in fair value of investment properties	(8)	–	–	–	–	(8)	–	–	–	–	–
Disposals	(23)	(243)	(231)	(1,681)	(25)	(2,203)	(271)	(210)	–	(16)	(497)
At 31 December 2019	15	1,058	5,257	6,654	1,813	14,797	1,087	6,541	–	981	8,609
Accumulated depreciation and impairment:
At 1 January 2018	–	711	2,117	1,506		4,334	1,023	3,632	21		4,676
Exchange and other adjustments	–	–	–	4		4	5	(4)	–		1
Depreciation charge for the year	–	121	713	1,015		1,849	62	639	2		703
Disposals	–	(628)	(534)	(595)		(1,757)	(403)	(352)	(23)		(778)
Disposal of business	–	(5)	(26)	(91)		(122)	–	–	–		–
At 31 December 2018	–	199	2,270	1,839		4,308	687	3,915	–		4,602
Exchange and other adjustments	–	–	(1)	(33)	1	(33)	8	–	–	3	11
Depreciation charge for the year (note 9)	–	121	710	1,006	203	2,040	67	648	–	110	825
Disposals	–	(225)	(176)	(584)	–	(985)	(257)	(166)	–	–	(423)
At 31 December 2019	–	95	2,803	2,228	204	5,330	505	4,397	–	113	5,015
Balance sheet amount at 31 December 2019	15	963	2,454	4,426	1,609	9,467	582	2,144	–	868	3,594
Balance sheet amount at 31 December 2018	35	981	2,696	4,803	–	8,515	588	2,352	–	–	2,940

1	Primarily premises.

Expenditure on investment properties is comprised as follows:

	2019 £m	2018 £m
Acquisitions of new properties	11	17
Additional expenditure on existing properties	–	–
	11	17

The table above analyses movements in investment properties, all of which are categorised as level 3. See note 43 for details of levels in the fair value hierarchy.

At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2019 £m	2018 £m
Receivable within 1 year	977	1,095
1 to 2 years	620	681
2 to 3 years	312	332
3 to 4 years	102	113
4 to 5 years	12	30
Over 5 years	2	6
Total future minimum rentals receivable	2,025	2,257

Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements.